Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2013
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1. Basis of Presentation and General Information:

The accompanying consolidated financial statements include the accounts of Ocean Rig UDW Inc., its subsidiaries and consolidated Variable Interest Entities ("VIEs") (collectively, the "Company," "Ocean Rig UDW" or "Group"). Ocean Rig UDW was formed on December 10, 2007, under the laws of the Republic of the Marshall Islands under the name Primelead Shareholders Inc. The Company was established by DryShips Inc. ("DryShips" or "the Parent") for the purpose of being the holding company of its drilling segment. DryShips is a publicly listed company on the NASDAQ Global Select Market (NASDAQ: DRYS). On November 24, 2010, Ocean Rig UDW established an office and was registered with the Cyprus Registrar of Companies as an overseas company. On October 6, 2011, the Company's common shares commenced "regular way" trading on the NASDAQ Global Select Market under the ticker symbol "ORIG." Dryships is currently impacted by the prolonged downturn in the drybulk charter market. The Company, in the preparation of its consolidated financial statements, has considered its relationship to its Parent and any impact its Parent's financial condition might have on its own consolidated financial statements. Based on its assessment, the Company has concluded that there is no impact on the basis of preparation of its consolidated financial statements.

The Company's customers are oil and gas exploration and production companies, including major integrated oil companies, independent oil and gas producers and government-owned oil and gas companies. Customers individually accounting for more than 10% of the Company's revenues during the years ended December 31, 2011, 2012 and 2013, were as follows:

	Year ended December 31,
	2011	2012	2013

Customer A	36%	-	-
Customer B	18%	49%	33%
Customer C	-	18%	-
Customer D	33%	12%	-
Customer E	13%	-	-
Customer F	-	-	13%
Customer G	-	-	18%
Customer H	-	-	12%

The loss of any of these significant customers could have a material adverse effect on the Company's results of operations if they were not replaced by other customers.